Intangible Assets - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill		$ 11,975,024		$ 11,975,024	$ 11,975,024	$ 11,975,024
Government grants maximum funding amount receivable		$ 150,000,000	$ 150,000,000
Goodwill Impairment	$ 0
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets useful life	3 years
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets useful life	5 years